INVESTMENT IN JOINT VENTURE (Detail Textuals) - Internap Japan $ in Millions	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in joint venture	$ 4.1
Percentage of interest in joint venture	51.00%